CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 12,494,557	$ 39,907,860
Adjustments to reconcile net income to cash provided by (used in) operating activities:
Depreciation	1,352,871	1,856,068
Amortization and depletion	439,871	1,536,739
Write-off of other receivables and advances to suppliers	530,902	31,689
Change in fair value of warrants	(4,852,399)	(23,135,827)
Warrants granted for service		325,285
Reservation of mine maintenance fee	43,730	289,805
Equity investment income	(6,171)
Stock issued for services	150,000
Change in operating assets and liabilities
Accounts receivable, trade	(3,303,927)	(2,846,415)
Notes receivable, trade	(14,087,300)	1,071,390
Other receivables	(993,811)	230,494
Inventories	1,807,743	(619,872)
Advances to suppliers	(3,165,668)	(561,559)
Advances to suppliers - related parties		(3,665,486)
Prepaid expenses	(628,746)
Accounts payable, trade	(142,663)	(152,894)
Other payables and accrued liabilities	(485,054)	(54,950)
Customer deposits	7,385	15,381
Taxes payable	(1,394,076)	1,527,445
Net cash (used in) provided by operating activities	(12,232,756)	15,755,153
CASH FLOWS FROM INVESTING ACTIVITIES:
Principal advances of loans receivable	(2,847,200)	(19,683,800)
Long-term investment		(2,686,020)
Repayment of loans receivable	9,886,453	5,599,918
Payments on equipment and construction in progress	(15,526,921)	(12,249,680)
Payments on business acquisitions		(14,486,400)
Prepayments on construction in progress	(16,527,000)	(3,247,319)
Refunds of construction prepayments		5,504,109
Refunds of coal mine acquisition prepayments	11,061,403
Prepayments of intangible assets	(1,903,344)	(23,932,740)
Net cash used in investing activities	(15,856,609)	(65,181,932)
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in restricted cash	(1,287,000)	14,782,500
Cash proceeds from exercise of warrants		1,318,536
Proceeds from notes payable	7,870,000	19,617,000
Payments of notes payables	(3,148,000)	(22,635,000)
Proceeds from short-term loans - bank	10,703,200	4,828,800
Proceeds from long-term loans - bank		54,324,000
Payments of short-term loans - bank	(10,073,600)	(15,090,000)
Payments of short-term loans - others		(528,150)
(Payments to)/proceeds from related parties	(308,794)	874,787
Net cash provided by financing activities	3,755,806	57,492,473
EFFECT OF EXCHANGE RATE ON CASH	433,590	797,985
(DECREASE)/INCREASE IN CASH	(23,899,969)	8,863,679
CASH, beginning of year	26,266,687	17,403,008
CASH, end of year	2,366,718	26,266,687
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	4,326,734	4,138,345
Cash paid for interest expense, net of capitalized interest	2,984,940	1,472,368
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Warrants issued for placement agent fee		325,285
Reclassification of long-term prepayments to other receivable		526,641
Transferred from advances to suppliers - related parties to other receivables	585,748
Construction-in-progress acquired with prepayments made in prior year		7,008,440
Reclassification of derivative liability to equity related to exercise of warrants		2,056,498
Reclassification of prepayment to refundable deposit	4,722,000
Reclassification of coal mine acquisition prepayments to notes receivable, mine acquisition	9,097,720
Refunds of coal mine acquisition prepayments offset by inventory purchases	1,111,673
Business acquisition with prepayments made in prior year		4,527,000
Acquisition payable accrued for coal mine acquisition	$ 4,407,200